UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-07853
                                                     ---------

                         Kalmar Pooled Investment Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               ---------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-463-6670
                                                            ------------


                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2007
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

    KALMAR
    POOLED
INVESTMENT
     TRUST
----------

                               [GRAPHIC OMITTED]


                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007



   --------------------------------------------------------------------------
   This report has been prepared for the general information of Kalmar Pooled
    Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.
  Investors are reminded to read the prospectus carefully before investing or sending money.

             KALMAR
             POOLED
         INVESTMENT
              TRUST
-------------------
"GROWTH-WITH-VALUE"                                       REPORT FROM MANAGEMENT
     SMALL CAP FUND                                            DECEMBER 31, 2007



DEAR FELLOW SHAREHOLDERS AND FRIENDS:

The Fourth Quarter for US equity investors saw a continuation of the Third Quarter market roller coaster ride but with even higher volatility and a turn to negative results for all indexes. New all time highs were reached again for most domestic indexes in early October; followed by a 1 1/2 month decline of +/-10% concluding with some recovery and several weeks of volatile ricochet action;
driven by worsening economic fears and credit turmoil, unallayed by an additional, inadequate 25bp Fed funds cut and extraordinary central bank liquidity injections. This then led into a brutal first week market decline to open 2008, on rapidly rising recession risk and further financial system fears.

Significant performance trend changes occurred in 2007 within the stock market after numbers of years that carried all the way through the Fourth Quarter:
Larger Cap stocks and Growth stock outperformance took over from Smaller Caps and Value stock dominance, extending from the very top of the market cap spectrum to the very bottom quite monotonically. Faster expected growth rate companies, higher quality/higher ROE, more expensive and higher-priced more-liquid stocks outperformed low P/E stocks, the smallest of the small caps, single-digit less-liquid stocks, and non-earning companies.

Similarly, after several years of progressively shrinking volatility and increasingly less discriminating markets that had accorded no stock price premiums for higher business quality and greater growthiness, the reverse finally came back into play in 2007. Helped by these performance influences, but most importantly driven by good portfolio decisions supported by our intensive research, for the 4th Quarter we were able to perform well when the market was up AS WELL AS to protect better when it was down, thus shielding assets from the full decline of the market. For the full year 2007, for the same reasons, the Kalmar "Growth-with-Value" Small Cap Fund outperformed notably.


-------------------------------------------------------------------------------------------------------------------
TOTAL RETURNS (%)                                                                                           SINCE
AS OF 12/31/2007               DECEMBER    4TH QUARTER  SIX MONTHS  1-YEAR   3-YEAR   5-YEAR    10-YEAR   INCEPTION
-------------------------------------------------------------------------------------------------------------------
Kalmar "Growth-with-Value"
Small Cap Fund                    0.86        (1.14)       0.43      12.68     7.99    15.31      6.78      10.15
-------------------------------------------------------------------------------------------------------------------
Russell 2000 Growth(R) Index      0.63        (2.10)      (2.09)      7.05     8.11    16.50      4.32       6.21
-------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index            (0.06)       (4.58)      (7.53)     (1.57)    6.80    16.25      7.08       9.07
-------------------------------------------------------------------------------------------------------------------
Lipper Small Cap Growth          (0.04)       (2.57)      (1.17)      9.68     8.53    15.44      6.79       8.59
-------------------------------------------------------------------------------------------------------------------
S&P 500(R) Index                 (0.69)       (3.36)      (1.41)      5.48     8.61    12.82      5.89       8.06
-------------------------------------------------------------------------------------------------------------------
Nasdaq Composite                 (0.33)       (1.82)       1.88       9.81     6.83    14.71      5.38       7.38
-------------------------------------------------------------------------------------------------------------------

*RETURNS LONGER THAN ONE YEAR ARE ANNUALIZED.
INCEPTION DATE -- 4/11/1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.33%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THAT PRINTED IN THE PROSPECTUS. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


FOURTH QUARTER PERFORMANCE ATTRIBUTION (PLEASE RECALL THAT KALMAR DOES NOT INVEST TOP-DOWN SECTORALLY.)

Our particular holdings outperformed their index counterparts most notably in the HealthCare, Consumer Discretionary, Financial Services, and Materials & Processing sectors while they lagged the most in the Producer Durables sector and just marginally in Energy and Technology. Our overweight in Energy was the biggest positive from a sector weighting difference perspective, followed by our underweight in Financial Services and Technology. Our overweight in the Consumer Discretionary sector detracted the most from returns followed by our underweight in Producer Durables. However, the especially successful business delivery of our particular Consumer Discretionary companies allowed this group to be our third largest quarterly relative contributor despite the negative sectoral weighting effect. For the year as a whole, this same positive fundamental driver enabled our Consumer Discretionary exposure to be our very biggest contributor despite Consumer stocks being one of the year's weaker groups.


FOURTH QUARTER PORTFOLIO ACTIVITY

At this time last year most economists forecast that economic growth would strengthen as we moved into 2008. Instead, quite the opposite happened, brought on by spreading subprime credit contagion, the deepening housing recession, and near $100 oil prices; all compressing on the consumer and bleeding over into reduced business confidence and weakening job creation. Accordingly, as the year progressed the Kalmar Fund's new portfolio purchases were concentrated in companies believed to be less economically sensitive or more able to create growth independent of the economy because of their own unique demand drivers or internal profit improvement opportunities. Recent new purchases illustrate these themes.

--    NIC,  Inc  (EGOV)(1)  MARKET  CAP  $470  MILLION:   Develops  and  manages
      Internet portals for 21 state governments. As by far the largest outsourced provider of these services, they generate a predictable recurring revenue stream supported by long-term, multi-year contracts. A healthy pipeline of new state customers, significant room for operating margin expansion, and a lack of Wall Street coverage, support our growth investment thesis.

-- Omnicell, Inc (OMCL)(2) MARKET CAP $900 MILLION: Provides hospitals with systems that result in safer, more accurate, more efficient and less costly administration of medications and critical supplies to patients. Our research suggests that OMCL is the most innovative company in the large and growing market for medication management solutions, which themselves are less penetrated than most other hospital management solutions.

-- Digital River (DRIV)(3) MARKET CAP $1.9 BILLION: The leading provider of global eCommerce sales and fulfillment solutions for software and consumer electronic companies. Its robust eCommerce enterprise platform including "web store" management, turnkey delivery, tax and compliance tools, eMarketing and eMerchandising services is helping enable the shift in consumer behavior from traditional in-store purchase to online buying and delivery, which is still in its early innings.

----------
(1)  NIC, Inc (0.2% of the Fund's net assets)
(2)  Omnicell, Inc (1.1% of the Fund's net assets)
(3)  Digital River, Inc (0.4% of the Fund's net assets)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


-- Heartland Payment Systems, Inc (HPY)(4) MARKET CAP $1 BILLION: Provides debit and credit card processing services to small and mid-sized merchants in the US. Revenues are growing faster than their industry due to their direct sales approach, competitive and transparent pricing, while profits should expand even faster as they leverage their fixed cost, state-of-the-art infrastructure.

-- Psychiatric Solutions (PSYS)(5) MARKET CAP $2.2 BILLION: The largest pure-play inpatient psychiatric healthcare provider in the US, operating 91 freestanding facilities. At only 5% penetration of a $20 billion industry, we believe there is substantial room for growth even in a challenging US economy, along with operating margin improvement potential complementing good revenue growth.

In order to fund such new portfolio additions, we sold or "peeled the onion" on 11 stocks in the Fourth Quarter which had reached our price objectives, been acquired away, had business growth or execution problems, or whose future growth was threatened by the slowing environment.


INVESTMENT OUTLOOK THROUGH THREE UPDATED INTERROGATORIES


   WHAT DO YOU BELIEVE THE INTERMEDIATE-TERM IMPACT OF THE SUB-PRIME CONTAGION AND CREDIT CONTRACTION ON THE US STOCK MARKET WILL BE?

[ ] Will prolong and deepen the US housing recession, further pressure consumer spending, and meaningfully retard economic growth.

[ ] Will reduce Merger & Acquisition activity and prompt emergency capital raising measures by certain financial institutions.

[ ] Will shrink, but should not throttle, the world-wide liquidity gusher that has supported both asset markets and financial markets plus boosted world economic growth.

[ ] Like the Bubble Mania melt-down, will remind investors that unbridled investment risk can have drastic consequences and that risk-adjusted returns should be the real measure of a manager -- and of financial institutions, by the way.

[ ] Will awaken investors to the unfathomable nature of certain hedge fund investment strategies in particular and of financial counterparty risk in general.

[ ] Hopefully will not prove to be the precursor to some other series of events that does indeed choke off liquidity more damagingly -- which is the big "Big Picture" risk.

----------
(4)   Heartland Payment Systems, Inc (0.5% of the Fund's net assets)

(5)   Psychiatric Solutions, Inc (0.9% of the Fund's net assets)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


   WHY IS IT THAT YOU ARE "CAUTIOUSLY OPTIMISTIC" ABOUT THE FULL YEAR 2008 US
                                                            ---------
STOCK MARKET OUTLOOK, DESPITE YOUR CONCERN ABOUT A POTENTIALLY "TOUGH" WINTER? AND WHAT DO YOU SEE AS THE BIGGEST RISKS?

[ ] Because, although the domestic economy is slowing substantially, monetary policy will be very accommodative -- finally.

[ ] Because the US will possibly escape recession thanks to inherent economic resilience, positive influences from better growth of the world economy, from the weak Dollar, and Fed policy support.

[ ] Because sharply slowing domestic growth should bottom sometime in the middle of the year and likely improve moving into (2009.)

[ ] Because corporate profit growth, while definitely decelerating, should avoid a long-lasting decline and gradually strengthen later.

[ ] Because equity valuations are attractive and upward multiple re-rating of lower earnings seems possible -- if confidence improves, inflation stays contained, and interest rates continue to decline.

CONCLUSION:  Despite  nail-biting  concerns in the short run,  another  modestly
----------
rewarding year appears possible to hope for -- though likely backend loaded -- with even greater volatility and periods of crisis atmosphere than (2007.)

BIGGEST RISKS:  As we repeated  through 2007:  "Some series of events causes the
-------------
liquidity gusher to recede. `You can never tell who's swimming naked until the tide goes down.' Hedge fund and financial counterparty risk is unfathomable. Too many markets, credits, and stocks with far different fundamental risk profiles are priced similarly." Today the primary change we would make would be to scratch the last sentence.

A lot of risk IS BEING priced into the present market. But the degree of liquidity shrink IF confidence were to be shaken further and the ultimate ramifications of this for certain financial institutions, the economy, and the markets is largely unforecastable -- and still appears to be "the Big Risk". Meanwhile in spite of worrisome recent events, investor complacency still appears somewhat higher than may be justified. Moreover, a full blown recession -- if one does develop -- is not fully discounted.


   IN LIGHT OF THESE VIEWS AND CONDITIONS, WHAT WILL KALMAR'S INVESTMENT STRATEGY BE?

[ ] Since no one predicts economic and market developments well, to invest as always against a range of more probable scenarios -- certainly taking the downside into consideration, as the odds of a recession are very high.

[ ] To follow our creative research to own higher quality companies that actually will deliver strong RELATIVE growth under the challenging present circumstances and that have inefficient valuations that should rise.

[ ] To own such good rapid growth companies long enough to benefit from their competitive advantages, their increasing enterprise value, and their revaluation upwards as they gain market share in a difficult environment.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


[ ] To focus on specific company investment opportunities and avoid specific investment risk, while minimizing distraction from high market volatility and potentially negative short run psychology.

[ ] To seek "All Weather" returns that earn more when the market is fruitful as well as protect better when the market is rocky -- which is to say, to continue to build the wealth of our shareholders.

[ ] To benefit from our long experience to know we regularly built future wealth, and thus to stick confidently to our proven strategy, even if stocks decline in the short run.

ORGANIZATIONAL DEVELOPMENTS

Today's investment environment requires a sensible longer term investment perspective. We believe that shareholders should be comforted that Kalmar offers them the best, deepest, most experienced research and investment team in the firm's 26 year history and an unwavering commitment to their success and prosperity.

Yours faithfully,

/s/ Ford B. Draper, Jr.

Ford B. Draper, Jr., President
KALMAR INVESTMENT ADVISERS


A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself.

The Kalmar "Growth-with-Value" Small Cap Fund held the position weights referenced as of 12/31/2007.

THE INDICES MENTIONED HERE-IN ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF THESE INDICES ASSUMES NO TAXES, TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Distributed by PFPC Distributors, 760 Moore Road, King of Prussia, PA 19406

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND
             GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX,
                           THE RUSSELL 2000(R) INDEX
                   AND THE LIPPER SMALL CAP GROWTH FUND INDEX


--------------------------------------------------------------------------------
                        TOTAL RETURNS (%) AS OF 12/31/07

                               1 YEAR          5 YEAR*         10 YEAR*
                               ------          -------         --------
 Kalmar Small Cap Fund         12.68%           15.31%           6.78%
 Russell 2000 Growth(R)         7.05%           16.50%           4.32%
 Russell 2000(R)               (1.57)%          16.25%           7.08%
 Lipper Small Cap Growth        9.68%           15.44%           6.79%

 *ANNUALIZED
--------------------------------------------------------------------------------


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                 KALMAR                    LIPPER       RUSSELL
               SMALL CAP     RUSSELL     SMALL CAP       2000
                  FUND       2000(R)       GROWTH      GROWTH(R)
               ---------     -------     ---------     ---------

04/11/97        $10,000      $10,000      $10,000      $10,000
06/01/97         12,040       11,530       11,756       11,655
09/01/97         14,880       13,246       13,728       13,627
12/01/97         14,635       12,802       12,562       12,511
03/01/98         15,746       14,090       13,981       13,997
06/01/98         14,891       13,433       13,470       13,193
09/01/98         11,825       10,727       10,256       10,243
12/01/98         13,513       12,476       12,683       12,664
03/01/99         11,750       11,799       12,270       12,452
06/01/99         13,513       13,634       14,019       14,288
09/01/99         12,787       12,772       14,273       13,585
12/01/99         14,324       15,128       20,440       18,122
03/01/00         16,247       16,200       24,100       19,804
06/01/00         17,176       15,587       22,810       18,344
09/01/00         17,689       15,760       22,450       17,615
12/01/00         16,573       14,671       18,754       14,057
03/01/08         14,500       13,717       15,215       11,920
06/01/08         16,701       15,677       17,751       14,062
09/01/08         13,451       12,417       13,308       10,114
12/01/08         16,573       15,036       16,322       12,760
03/02/08         16,766       15,635       15,034       12,510
06/02/08         15,883       14,329       13,917       10,546
09/02/08         12,993       11,262       11,202        8,277
12/02/08         13,835       11,956       11,813        8,898
03/03/08         13,387       11,419       11,372        8,553
06/03/08         15,883       14,094       14,028       10,619
09/03/08         17,483       15,373       15,251       11,730
12/03/08         19,859       17,606       17,102       13,218
03/04/08         20,732       18,708       17,712       13,956
06/04/08         21,081       18,796       17,688       13,969
09/04/08         19,672       18,259       16,496       19,672
12/04/08         22,403       20,833       18,948       22,403
03/05/08         21,544       19,720       17,966       14,078
06/05/08         22,126       20,572       18,718       14,568
09/05/08         23,304       21,537       19,624       15,488
12/05/08         23,580       21,781       19,959       15,737
03/06/08         26,134       24,817       22,397       17,297
06/06/08         24,051       23,570       20,899       16,692
09/06/08         24,108       23,674       20,420       16,399
12/06/08         25,035       25,782       22,085       17,837
03/07/08         25,898       26,284       22,836       18,278
06/07/08         28,087       27,444       24,509       19,501
09/07/08         28,534       26,595       24,861       19,504
12/07/08         28,209       25,378       24,222       19,094


* The Fund commenced operations on April 11, 1997.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.33%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THAT PRINTED IN THE PROSPECTUS. THE FUND IMPOSES A 2% REDEMPTION FEE CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED AND IS CHARGED ONLY IF SHARES ARE REDEEMED WITHIN 90 DAYS OF PURCHASE.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FUND EXPENSE EXAMPLE
-------------------                                                  (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended December 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended December 31, 2007" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.


                                                            KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                           -------------------------------------------------------------------------
                                                                                                EXPENSES PAID DURING
                                           BEGINNING ACCOUNT VALUE      ENDING ACCOUNT VALUE     SIX MONTHS ENDING
                                                JULY 1, 2007              DECEMBER 31, 2007      DECEMBER 31, 2007*
                                           -----------------------      --------------------    --------------------
Actual                                            $1,000.00                   $1,004.30                 $6.82
Hypothetical (5% return before expenses)          $1,000.00                   $1,018.31                 $6.89

* Expenses are equal to the Fund's  annualized six month expense ratio of 1.35%  multiplied by the average account value over the period,  multiplied by 184 days/365 days (to reflect the one-half  year  period).  The Fund's ending  account value on the first line in the table is based on its actual total return of 0.43% for the six-month  period of July 1,
  2007 to December 31, 2007.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND


                                                       % OF
                                                        NET
                                                      ASSETS     FAIR VALUE
                                                      ------     ------------
Common Stock:
   Healthcare.....................................     21.2%     $ 76,378,229
   Commercial Services............................     14.5        52,182,980
   Energy.........................................     11.0        39,526,858
   Electronic Technology..........................     10.6        38,135,893
   Technology Services............................      9.1        32,959,714
   Retail Trade...................................      8.3        29,780,795
   Consumer Services..............................      6.1        22,061,013
   Materials & Processing.........................      3.7        13,337,752
   Consumer Non-Durables..........................      3.5        12,747,960
   Finance........................................      2.6         9,539,237
   Producer Manufacturing.........................      1.9         6,992,979
   Transportation.................................      1.6         5,890,891
   Communications.................................      0.7         2,655,999
   Consumer Durables..............................      0.7         2,514,412
   Utilities......................................      0.5         1,722,024
   Money Market Securities........................      4.1        14,683,112
                                                      -----      ------------
   Total Investments..............................    100.1       361,109,848
   Other Liabilities, Net of Other Assets.........     (0.1)         (385,284)
                                                      -----      ------------
NET ASSETS -- 100.0%..............................    100.0%     $360,724,564
                                                      =====      ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      SCHEDULE OF INVESTMENTS
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
COMMON STOCK -- 96.0%

COMMERCIAL SERVICES -- 14.5%

         ADVERTISING/MARKETING SERVICES -- 1.2%
         ValueClick, Inc.*......................................................       203,570       $  4,458,183
                                                                                                     ------------
         COMMERCIAL PRINTING/FORMS -- 0.9%
         Innerworkings, Inc.*...................................................       185,000          3,193,100
                                                                                                     ------------
         ENGINEERING/CONSTRUCTION -- 2.3%
         Chicago Bridge & Iron Co. N.V..........................................       139,660          8,441,050
                                                                                                     ------------
         ENVIRONMENTAL SERVICES -- 1.5%
         Tetra Tech, Inc.*......................................................       248,240          5,337,160
                                                                                                     ------------
         FOOD DISTRIBUTORS -- 1.4%
         Performance Food Group Co.*............................................       181,085          4,865,754
                                                                                                     ------------
         MEDICAL DISTRIBUTORS -- 1.4%
         PSS World Medical, Inc.*...............................................       250,320          4,898,762
                                                                                                     ------------
         MISCELLANEOUS COMMERCIAL SERVICES -- 3.6%
         Concur Technologies, Inc.*.............................................        85,550          3,097,766
         Corrections Corporation of America*....................................       229,614          6,775,909
         Global Traffic Network, Inc.*..........................................       107,070            698,096
         SkillSoft PLC ADR*.....................................................       259,490          2,480,725
                                                                                                     ------------
                                                                                                       13,052,496
                                                                                                     ------------
         PERSONNEL SERVICES -- 0.8%
         MPS Group, Inc.*.......................................................       266,320          2,913,541
                                                                                                     ------------
         WHOLESALE DISTRIBUTOR -- 1.4%
         MSC Industrial Direct Co., Inc. (A Shares).............................       124,115          5,022,934
                                                                                                     ------------
         TOTAL COMMERCIAL SERVICES .............................................                       52,182,980
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
COMMUNICATIONS -- 0.7%

         SPECIALTY COMMUNICATIONS -- 0.7%
         Cbeyond Communications, Inc.*..........................................        68,120       $  2,655,999
                                                                                                     ------------
         TOTAL COMMUNICATIONS ..................................................                        2,655,999
                                                                                                     ------------
CONSUMER DURABLES -- 0.7%

         AUTOMOTIVE AFTERMARKET -- 0.7%
         LKQ Corp.*.............................................................       119,620          2,514,412
                                                                                                     ------------
         TOTAL CONSUMER DURABLES ...............................................                        2,514,412
                                                                                                     ------------
CONSUMER NON-DURABLES -- 3.5%

         BEVERAGES -- 1.8%
         Central European Distribution Corp.*...................................       111,355          6,467,498
                                                                                                     ------------
         FOOD: SPECIALTY/CANDY -- 0.9%
         SunOpta, Inc.*.........................................................       259,680          3,466,728
                                                                                                     ------------
         HOUSEHOLD/PERSONAL CARE -- 0.8%
         Elizabeth Arden, Inc.*.................................................       138,267          2,813,734
                                                                                                     ------------
         TOTAL CONSUMER NON-DURABLES ...........................................                       12,747,960
                                                                                                     ------------
CONSUMER SERVICES -- 6.1%

         OTHER CONSUMER SERVICES -- 5.7%
         DeVry, Inc.............................................................       189,775          9,860,709
         HealthExtras, Inc.*....................................................       200,310          5,224,085
         Life Time Fitness, Inc.*...............................................       112,045          5,566,396
                                                                                                     ------------
                                                                                                       20,651,190
                                                                                                     ------------
         RESTAURANTS -- 0.4%
         BJ's Restaurants, Inc.*................................................        86,705          1,409,823
                                                                                                     ------------
         TOTAL CONSUMER SERVICES ...............................................                       22,061,013
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
ELECTRONIC TECHNOLOGY -- 10.6%

         COMPUTER COMMUNICATIONS -- 1.7%
         Avocent Corp.*.........................................................       185,031       $  4,313,073
         Ixia*..................................................................       182,600          1,731,048
                                                                                                     ------------
                                                                                                        6,044,121
                                                                                                     ------------
         ELECTRONIC PRODUCTION EQUIPMENT -- 4.2%
         ATMI, Inc.*............................................................       190,700          6,150,075
         FEI Co.*...............................................................       137,850          3,422,815
         Tessera Technologies, Inc.*............................................       137,355          5,713,968
                                                                                                     ------------
                                                                                                       15,286,858
                                                                                                     ------------
         SEMICONDUCTORS -- 2.2%
         Diodes, Inc.*..........................................................        77,865          2,341,400
         Microsemi Corp.*.......................................................       179,250          3,968,595
         Volterra Semiconductor Corp.*..........................................       153,690          1,695,201
                                                                                                     ------------
                                                                                                        8,005,196
                                                                                                     ------------
         TELECOMMUNICATIONS EQUIPMENT -- 2.5%
         NICE-Systems Ltd. ADR*.................................................       116,470          3,997,250
         Polycom, Inc.*.........................................................       172,875          4,802,468
                                                                                                     ------------
                                                                                                        8,799,718
                                                                                                     ------------
         TOTAL ELECTRONIC TECHNOLOGY ...........................................                       38,135,893
                                                                                                     ------------
ENERGY -- 11.0%

         CONTRACT DRILLING -- 1.5%
         Atwood Oceanics, Inc.*.................................................        54,970          5,510,193
                                                                                                     ------------
         OIL & GAS PRODUCTION -- 8.1%
         Delta Petroleum Corp.*.................................................       229,505          4,326,169
         GMX Resources, Inc.*...................................................       125,520          4,051,786

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
ENERGY -- (CONTINUED)

         OIL & GAS PRODUCTION -- (CONTINUED)
         Niko Resources, Ltd. (Canadian)........................................        78,345       $  7,084,747
         Parallel Petroleum Corp.*..............................................       215,250          3,794,858
         Ultra Petroleum Corp.*.................................................       137,075          9,800,862
                                                                                                     ------------
                                                                                                       29,058,422
                                                                                                     ------------
         OILFIELD SERVICES/EQUIPMENT -- 1.4%
         Core Laboratories N.V.*................................................        39,755          4,958,243
                                                                                                     ------------
         TOTAL ENERGY ..........................................................                       39,526,858
                                                                                                     ------------
FINANCE -- 2.6%

         FINANCE/RENTAL/LEASING -- 1.3%
         Mobile Mini, Inc.*.....................................................       253,320          4,696,553
                                                                                                     ------------
         FINANCIAL CONGLOMERATES -- 0.5%
         National Financial Partners Corp.......................................        43,580          1,987,684
                                                                                                     ------------
         INSURANCE BROKERS/SERVICES -- 0.8%
         ChoicePoint, Inc.*.....................................................        78,391          2,855,000
                                                                                                     ------------
         TOTAL FINANCE .........................................................                        9,539,237
                                                                                                     ------------
HEALTHCARE -- 21.2%

         BIOTECHNOLOGY -- 2.7%
         Lifecell Corp.*........................................................       119,620          5,156,818
         Martek Biosciences Corp.*..............................................       148,330          4,387,601
                                                                                                     ------------
                                                                                                        9,544,419
                                                                                                     ------------
         HOSPITAL/NURSING MANAGEMENT -- 1.4%
         Psychiatric Solutions, Inc.*...........................................       103,760          3,372,200
         Sunrise Senior Living, Inc.*...........................................        53,020          1,626,654
                                                                                                     ------------
                                                                                                        4,998,854
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
HEALTHCARE -- (CONTINUED)

         MEDICAL SPECIALTIES -- 8.2%
         Analogic Corp..........................................................       103,430       $  7,004,280
         ResMed, Inc.*..........................................................       136,950          7,193,983
         Respironics, Inc.*.....................................................       203,535         13,327,472
         SonoSite, Inc.*........................................................        57,630          1,940,402
                                                                                                     ------------
                                                                                                       29,466,137
                                                                                                     ------------
         MEDICAL/NURSING SERVICES -- 1.5%
         Healthways, Inc.*......................................................        94,400          5,516,736
                                                                                                     ------------
         SERVICES TO THE HEALTH INDUSTRY -- 7.4%
         Advisory Board Co. (The)*..............................................        75,880          4,870,737
         Covance, Inc.*.........................................................        86,255          7,471,408
         Healthcare Services Group, Inc.........................................       168,360          3,565,865
         Inventiv Health, Inc.*.................................................       157,960          4,890,442
         Omnicell, Inc..........................................................       141,870          3,820,559
         Phase Forward, Inc.*...................................................       102,670          2,233,072
                                                                                                     ------------
                                                                                                       26,852,083
                                                                                                     ------------
         TOTAL HEALTHCARE ......................................................                       76,378,229
                                                                                                     ------------
MATERIALS & PROCESSING -- 3.7%

         CHEMICALS: SPECIALTY -- 1.6%
         Albemarle Corp.........................................................       137,490          5,671,462
                                                                                                     ------------
         INDUSTRIAL SPECIALTIES -- 2.1%
         Polypore International, Inc.*..........................................       197,680          3,459,400
         Rogers Corp.*..........................................................        97,000          4,206,890
                                                                                                     ------------
                                                                                                        7,666,290
                                                                                                     ------------
         TOTAL MATERIALS & PROCESSING ..........................................                       13,337,752
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
PRODUCER MANUFACTURING -- 1.9%

         INDUSTRIAL MACHINERY -- 1.4%
         Actuant Corp. (A Shares)...............................................        53,130       $  1,806,951
         Kennametal, Inc........................................................        89,200          3,377,112
                                                                                                     ------------
                                                                                                        5,184,063
                                                                                                     ------------
         MISCELLANEOUS MANUFACTURING -- 0.5%
         Carlisle Companies, Inc................................................        48,850          1,808,916
                                                                                                     ------------
         TOTAL PRODUCER MANUFACTURING ..........................................                        6,992,979
                                                                                                     ------------
RETAIL TRADE -- 8.3%

         CATALOG/SPECIALTY DISTRIBUTION -- 1.4%
         Insight Enterprises, Inc.*.............................................       272,082          4,962,776
                                                                                                     ------------
         DISCOUNT STORES -- 0.3%
         Fred's, Inc............................................................       133,276          1,283,448
                                                                                                     ------------
         DRUG & GROCERY STORE CHAINS -- 1.6%
         Longs Drug Stores Corp.................................................       120,440          5,660,680
                                                                                                     ------------
         FOOD-RETAIL -- 0.4%
         Susser Holdings Corp.*.................................................        64,590          1,324,095
                                                                                                     ------------
         INTERNET RETAIL -- 2.7%
         1-800-FLOWERS.COM, Inc. (A Shares)*....................................       230,920          2,015,932
         GameStop Corp. (A Shares)*.............................................       122,420          7,603,506
                                                                                                     ------------
                                                                                                        9,619,438
                                                                                                     ------------
         SPECIALTY STORES -- 1.9%
         O'Reilly Automotive, Inc.*.............................................       100,690          3,265,377
         Tractor Supply Co.*....................................................       101,975          3,664,981
                                                                                                     ------------
                                                                                                        6,930,358
                                                                                                     ------------
         TOTAL RETAIL TRADE ....................................................                       29,780,795
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
TECHNOLOGY SERVICES -- 9.1%

         DATA PROCESSING SERVICES -- 2.1%
         Cybersource Corp.*.....................................................       329,520       $  5,855,571
         Heartland Payment Systems, Inc.........................................        69,930          1,874,124
                                                                                                     ------------
                                                                                                        7,729,695
                                                                                                     ------------
         INTERNET SOFTWARE/SERVICES -- 4.5%
         DealerTrack Holdings, Inc.*............................................       151,620          5,074,722
         Digital River, Inc.*...................................................        40,090          1,325,776
         NIC, Inc...............................................................        88,637            748,096
         Online Resources Corp.*................................................       130,900          1,560,328
         Progress Software Corp.*...............................................       142,200          4,789,296
         RightNow Technologies, Inc.*...........................................       170,925          2,709,161
                                                                                                     ------------
                                                                                                       16,207,379
                                                                                                     ------------
         PACKAGED SOFTWARE -- 2.5%
         Ansys, Inc.*...........................................................       156,840          6,502,586
         DivX, Inc.*............................................................       107,430          1,504,020
         OPNET Technologies, Inc.*..............................................       112,145          1,016,034
                                                                                                     ------------
                                                                                                        9,022,640
                                                                                                     ------------
         TOTAL TECHNOLOGY SERVICES .............................................                       32,959,714
                                                                                                     ------------
TRANSPORTATION -- 1.6%

         AIR FREIGHT/COURIERS -- 0.7%
         UTI Worldwide, Inc.....................................................       140,580          2,755,368
                                                                                                     ------------
         MARINE SHIPPING -- 0.9%
         Tidewater, Inc.........................................................        57,155          3,135,523
                                                                                                     ------------
         TOTAL TRANSPORTATION ..................................................                        5,890,891
                                                                                                     ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONCLUDED
-------------------                                            DECEMBER 31, 2007
"GROWTH-WITH-VALUE"
     SMALL CAP FUND



                                                                                                      FAIR VALUE
                                                                                       SHARES          (NOTE 2)
                                                                                       -------       -----------
UTILITIES -- 0.5%

         GAS DISTRIBUTORS -- 0.5%
         Clean Energy Fuels Corp.*..............................................       113,740       $  1,722,024
                                                                                                     ------------
         TOTAL UTILITIES .......................................................                        1,722,024
                                                                                                     ------------
         TOTAL COMMON STOCK (COST $232,010,337).................................                      346,426,736
                                                                                                     ------------

MONEY MARKET SECURITIES -- 4.1%

MONEY MARKET FUNDS -- 4.1%

         BlackRock Liquidity Funds TempCash Portfolio...........................     7,341,556          7,341,556
         BlackRock Liquidity Funds TempFund Portfolio...........................     7,341,556          7,341,556
                                                                                                     ------------
                                                                                                       14,683,112
                                                                                                     ------------
         TOTAL MONEY MARKET SECURITIES (COST $14,683,112).......................                       14,683,112
                                                                                                     ------------
         TOTAL INVESTMENTS (Cost $246,693,449) -- 100.1%.........................                     361,109,848
                                                                                                     ------------
         OTHER LIABILITIES, NET OF OTHER ASSETS-- (0.1)%.........................                        (385,284)
                                                                                                     ------------
         NET ASSETS -- 100.0%....................................................                    $360,724,564
                                                                                                     ============

* Non-income producing security

  ADR -- American Depository Receipt

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                    AS OF
                                                              DECEMBER 31, 2007
                                                              -----------------
ASSETS:
Investment in securities, at fair value
   (Cost $246,693,449) ..................................       $361,109,848
Receivables for:
   Capital shares subscribed ............................          6,206,407
   Dividends ............................................            120,016
Other assets ............................................             68,225
                                                                ------------
   Total Assets .........................................        367,504,496
                                                                ------------
LIABILITIES:
Payables for:
   Capital shares redeemed ..............................          6,070,524
   Investment securities purchased ......................            192,417
   Advisory fee .........................................            311,503
   Trustees fees ........................................             11,112
   Accrued expenses and other liabilities ...............            194,376
                                                                ------------
   Total Liabilities ....................................          6,779,932
                                                                ------------
NET ASSETS ..............................................       $360,724,564
                                                                ============
NET ASSETS CONSISTED OF:
Shares of beneficial interest ...........................       $    235,756
Additional paid-in capital ..............................        246,098,517
Accumulated net realized loss on investments and
   foreign currency related transactions ................            (26,094)
Net unrealized appreciation on investments and
   foreign currency related transactions ................        114,416,385
                                                                ------------
NET ASSETS FOR 23,575,627 SHARES OUTSTANDING ............       $360,724,564
                                                                ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
($360,724,564 / 23,575,627 outstanding shares of
   beneficial interest, $0.01 par value, unlimited
   authorized shares) ...................................       $      15.30
                                                                ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                           FOR THE
                                                                                         YEAR ENDED
                                                                                      DECEMBER 31, 2007
                                                                                      -----------------
INVESTMENT INCOME:
   Dividends (net of $8,628 foreign taxes withheld) ...........................          $  1,169,100
                                                                                         ------------
      Total income ............................................................             1,169,100
                                                                                         ------------
EXPENSES:
   Advisory fees (Note 4) .....................................................             3,913,297
   Transfer agent fees (Note 4) ...............................................               443,009
   Accounting and administration fees (Note 4) ................................               438,447
   Legal fees .................................................................                85,000
   Compliance service fees ....................................................                72,000
   Trustees' fees .............................................................                71,889
   Printing & shareholder report fees .........................................                65,000
   Insurance expense ..........................................................                58,764
   Custodian fees (Note 4) ....................................................                38,226
   Audit fees .................................................................                35,000
   Registration fees ..........................................................                27,181
   Miscellaneous ..............................................................                   800
                                                                                         ------------
      Total expenses ..........................................................             5,248,613
                                                                                         ------------
NET INVESTMENT LOSS ...........................................................            (4,079,513)
                                                                                         ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS:
   Net realized gain from investments and foreign currency related transactions            75,737,350
   Net change in unrealized appreciation on investments and foreign currency
      related transactions ....................................................           (24,534,717)
                                                                                         ------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY
   RELATED TRANSACTIONS .......................................................            51,202,633
                                                                                         ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................          $ 47,123,120
                                                                                         ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


                                                                                 FOR THE              FOR THE
                                                                               YEAR ENDED            YEAR ENDED
                                                                            DECEMBER 31, 2007     DECEMBER 31, 2006
                                                                            -----------------     -----------------
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ...............................................         $ (4,079,513)        $  (4,041,299)
   Net realized gain from investments and foreign currency
      related transactions ...........................................           75,737,350            18,592,522
   Net change in unrealized appreciation on investments and
      foreign currency related transactions ..........................          (24,534,717)            9,896,692
                                                                               ------------         -------------
      Net increase in net assets resulting from operations...........            47,123,120            24,447,915
                                                                               ------------         -------------
DISTRIBUTION TO SHAREHOLDERS:
   Net realized gains ................................................          (72,053,774)          (18,586,328)
                                                                               ------------         -------------
SHARE TRANSACTIONS (A):
   Proceeds from shares sold .........................................           56,964,303            95,379,053
   Proceeds from shares reinvested ...................................           59,718,061            15,830,110
   Cost of shares redeemed ...........................................         (166,198,048)         (105,237,654)
                                                                               ------------         -------------
      Net increase(decrease) in net assets from share transactions...           (49,515,684)            5,971,509
                                                                               ------------         -------------
TOTAL INCREASE(DECREASE) IN NET ASSETS ...............................          (74,446,338)           11,833,096
NET ASSETS:
   Beginning of year .................................................          435,170,902           423,337,806
                                                                               ------------         -------------
   End of year .......................................................         $360,724,564         $ 435,170,902
                                                                               ============         =============
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold .......................................................            3,194,358             5,483,586
   Shares reinvested .................................................            3,882,839               934,481
   Shares redeemed ...................................................           (9,390,349)           (6,136,515)
                                                                               ------------         -------------
   Net increase(decrease) in shares ..................................           (2,313,152)              281,552

   Shares outstanding - Beginning of year ............................           25,888,779            25,607,227
                                                                               ------------         -------------
   Shares outstanding - End of year ..................................           23,575,627            25,888,779
                                                                               ============         =============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                          FOR THE YEAR ENDED DECEMBER 31
                                                            --------------------------------------------------------
                                                              2007        2006        2005          2004       2003*
                                                            -------     -------      -------      -------    -------
Net asset value at beginning of year ............           $ 16.81     $ 16.53      $ 16.17      $ 14.80    $ 10.81
                                                            -------     -------      -------      -------    -------
INVESTMENT OPERATIONS
Net investment loss..............................             (0.17)      (0.16)       (0.12)       (0.12)     (0.13)

Net realized and
   unrealized gain on investments................              2.32        1.19         0.97         2.02       4.84
                                                            -------     -------      -------      -------    -------
      Total from investment operations...........              2.15        1.03         0.85         1.90       4.71
                                                            -------     -------      -------      -------    -------
DISTRIBUTIONS
From net realized gain on
   investments...................................             (3.66)      (0.75)       (0.49)       (0.53)     (0.72)
                                                            -------     -------      -------      -------    -------

Total distributions..............................             (3.66)      (0.75)       (0.49)       (0.53)     (0.72)
                                                            -------     -------      -------      -------    -------
Net asset value at end of year...................           $ 15.30     $ 16.81      $ 16.53      $ 16.17    $ 14.80
                                                            =======     =======      =======      =======    =======
Total return.....................................             12.68%       6.17%        5.26%       12.81%     43.54%

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets...................              1.34%       1.32%        1.29%        1.27%      1.26%
Net investment loss to average net assets........             (1.04)%     (0.90)%      (0.79)%      (0.90)%    (1.03)%
Portfolio turnover rate..........................             37.80%      30.81%       29.51%       23.05%     46.07%
Net assets at end of year (000's omitted)........          $360,725    $435,171     $423,338     $373,933   $270,161

* Audited by other auditors.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


1. ORGANIZATION. The Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") is a series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund. SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax information has been provided. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.


At December 31, 2007, the tax cost and related gross unrealized appreciation and depreciation were as follows:

        Cost of investments for tax purposes..............      $246,719,551
                                                                ------------
        Gross tax unrealized appreciation.................       122,332,139
        Gross tax unrealized depreciation.................        (7,941,842)
                                                                ------------
        Net tax unrealized appreciation on investments....      $114,390,297
                                                                ============

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the year ended December 31, 2007, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

                    Purchases .........................     $144,887,452
                    Sales .............................      261,701,695

4. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets. For the year ended December 31, 2007, Investment Advisory fees were $3,913,297.

PFPC Inc. ("PFPC"), a member of The PNC Financial Services Group, Inc., serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PFPC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PFPC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an affiliate of PFPC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

Certain Trustees and officers of the Trust are also officers of the Adviser.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the last two fiscal years were as follows:

                                        DECEMBER 31, 2007    DECEMBER 31, 2006
                                        -----------------    -----------------
       Distributions paid from:
       Ordinary income...............      $        --          $        --
       Long-term capital gain........       72,053,774           18,586,328
                                           -----------          -----------
                                           $72,053,774          $18,586,328
                                           ===========          ===========

6. RECLASSIFICATION IN THE CAPITAL ACCOUNTS. The following permanent difference is primarily attributable to a net operating loss and has been reclassified to the accounts in the chart below as of December 31, 2007.


                               UNDISTRIBUTED NET            ACCUMULATED
       PAID-IN CAPITAL          INVESTMENT LOSS          NET REALIZED LOSS
       ---------------         -----------------         -----------------
          $(369,831)                $4,079,513              $(3,709,682)

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENTS.
Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements.

The Fund files U.S. federal and Delaware state tax returns. No income tax returns are currently under examination. The Fund's U.S. federal tax and state returns remain open for examination for the years ended December 31, 2004 through December 31, 2007.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund has assessed the impact of the SFAS and believes there will be no material impact other than enhanced disclosures.

             KALMAR
             POOLED
         INVESTMENT
              TRUST      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
KALMAR POOLED INVESTMENT TRUST:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kalmar "Growth with Value" Small Cap Fund (the "Fund") (the sole portfolio of Kalmar Pooled Investment Trust (the "Trust"), as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the period ended December 31, 2003 were audited by other auditors whose report, dated February 11, 2004, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 21, 2008

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                              FUND MANAGEMENT
-------------------                                                  (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information contains additional information about the Trustees and is available without charge, upon request, by calling
(800) 463-6670. The address of each Trustee and officer as it relates to the Trust's business is Barley Mill House, 3701 Kennett Pike, Wilmington, DE 19807.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN            OTHER
                                            OFFICE AND                                         FUND COMPLEX         TRUSTEESHIPS/
  NAME, DOB, AND                          LENGTH OF TIME         PRINCIPAL OCCUPATION(S)        OVERSEEN BY         DIRECTORSHIPS
  POSITION(S) WITH TRUST                     SERVED(1)             DURING PAST 5 YEARS            TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                       DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Wendell Fenton                             Since 1997      Partner, Richards, Layton & Finger        1          None.
Date of Birth: May 1939                                    (law firm) since 1971.
Trustee
------------------------------------------------------------------------------------------------------------------------------------
Nicholas A. Giordano                       Since 2000      Consultant, financial services            1          Trustee, WT Mutual
Date of Birth: March 1943                                  organizations since 1997.                            Fund; Trustee,
Trustee                                                                                                         Independence Blue
                                                                                                                Cross (insurance);
                                                                                                                Director, Intricon
                                                                                                                Corp. (producer of
                                                                                                                medical devices);
                                                                                                                Director, The RBB
                                                                                                                Fund, Inc.;
                                                                                                                Director, Commerce
                                                                                                                Bank.
------------------------------------------------------------------------------------------------------------------------------------
David M. Reese, Jr.                        Since 1997      Semi-retired since 1996.                  1          None.
Date of Birth: July 1935
Trustee
------------------------------------------------------------------------------------------------------------------------------------
David D. Wakefield                         Since 1997      Private investor since 1997.              1          Director, Townsends
Date of Birth: October 1930                                                                                     Inc. (food products
Trustee                                                                                                         and services).
------------------------------------------------------------------------------------------------------------------------------------
                                                         INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, Jr.(2)                     Since 1997      Founder, President, Director,             1          None.
Date of Birth: May 1942                                    and Chief Investment Officer of
Trustee, Chairman, President,                              Kalmar Investments since 1982;
Principal Accounting Officer                               President, Kalmar Investment
                                                           Advisers since 1997.
------------------------------------------------------------------------------------------------------------------------------------

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                 FUND MANAGEMENT -- CONCLUDED
-------------------                                                  (UNAUDITED)
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 NUMBER OF
                                              TERM OF                                          PORTFOLIOS IN            OTHER
                                            OFFICE AND                                         FUND COMPLEX         TRUSTEESHIPS/
  NAME, DOB, AND                          LENGTH OF TIME         PRINCIPAL OCCUPATION(S)        OVERSEEN BY         DIRECTORSHIPS
  POSITION(S) WITH TRUST                     SERVED(1)             DURING PAST 5 YEARS            TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                                    OFFICERS WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Ford B. Draper, III(3)                     Since 2000      Managing Director, Trading and            N/A        N/A
Date of Birth: November 1966                               Client Services, Kalmar
Vice President                                             Investments since 1991.
------------------------------------------------------------------------------------------------------------------------------------
Verna Knowles                              Since 1998      Administration Director, Kalmar           N/A        N/A
Date of Birth: November 1945                               Investments since 1998;
Treasurer and Chief Financial Officer                      Treasurer, Kalmar Investments
                                                           since 1997; President, Books &
                                                           Balances Ltd. (accounting
                                                           services) since 1988.
------------------------------------------------------------------------------------------------------------------------------------
Marjorie L. McMenamin                      Since 1998      Operations Director, Kalmar               N/A        N/A
Date of Birth: August 1949                                 Investments since 1992; Operations
Secretary                                                  Director, Kalmar Investment Advisers
                                                           since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Kimberly R. Portmann                       Since 2004      Chief Compliance Officer,                 N/A        N/A
Date of Birth: January 1967                                Kalmar Investments since 2004;
Chief Compliance Officer                                   Mutual Fund Accounting and
                                                           Administration Manager, PFPC
                                                           from 1996 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Diane J. Drake                             Since 2005      Vice President and Associate              N/A        N/A
Date of Birth: July 1967                                   Counsel, PFPC since October
Assistant Secretary                                        2003; Deputy Counsel, Turner
                                                           Investment Partners from 2001
                                                           to 2003.
------------------------------------------------------------------------------------------------------------------------------------
James G. Shaw                              Since 2005      Director and Vice President,              N/A        N/A
Date of Birth: October 1960                                PFPC since 2005; Vice
Assistant Treasurer                                        President, PFPC since 1995.
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Trustee and officer serves for an indefinite term, until his/her successor is elected.
(2) Mr. Ford B. Draper, Jr. is an "interested" Trustee, as defined in the 1940 Act, by reason of his affiliation with Kalmar
    Investment Advisers, the Trust's investment adviser.
(3) Ford B. Draper, III is the son of Ford B. Draper, Jr.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2006 to June 30, 2007 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, WWW.KALMARINVESTMENTS.COM, or by accessing the SEC's website at WWW.SEC.GOV.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website WWW.SEC.GOV. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

3. APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT. In connection with its review of the continuation of the existing advisory agreement for the Fund, the Board considered, among other factors, the nature, extent and quality of the services provided by the Adviser and the overall fairness of the agreement to the Fund. The Board, and the disinterested Trustees, considered the continuation of the agreement pursuant to a process that concluded at the Board's November 7, 2007 meeting. At the direction of the disinterested Trustees, counsel to the Fund sent a letter to the Adviser requesting information to be provided to the Trustees in advance of their November Board meeting. As a result, the Trustees received written information from the Adviser describing: (i) the nature, extent and quality of services provided, (ii) the costs of services provided and estimated profits realized by the Adviser and its affiliates, (iii) the extent to which economies of scale may be realized as the Fund grows, (iv) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders, (v) comparisons of advisory fees paid to other registered investment companies, as well as advisory fees paid to the Adviser by other investment companies and institutional clients (vi) the size and qualifications of the Adviser's portfolio management staff, (vii) a description of the investment decision-making process, sources of information and investment strategies, (viii) investment performance, (ix) brokerage selection procedures (including soft dollar arrangements), (x) compliance with the Fund's investment objective, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) the Adviser's proxy voting policies and (xii) benefits realized by the Adviser (and its affiliates) from its relationship with the Fund.

The Trustees also received a memorandum from counsel to the Fund describing their duties in connection with advisory contract approvals. The Trustees were aware of the information noted above during their discussions and deliberations. The Board also considered and weighed their accumulated experience in governing the Fund and working with Kalmar on matters relating to the Fund, and was assisted in their deliberations by the advice of the Fund's legal counsel.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                       OTHER MATTERS (UNAUDITED) -- CONCLUDED
-------------------
"GROWTH-WITH-VALUE"
     SMALL CAP FUND


With respect to the nature, extent and quality of services provided by the Adviser, the Board reviewed the services performed by the Adviser, the Adviser's Form ADV, the size of the Adviser's staff performing services for the Fund and their qualifications and considered the Adviser's investment philosophy for the Fund. Based on the information provided and the Board's previous experience with the Adviser, the Board concluded that the nature and extent of services provided by the Adviser were appropriate and that the quality of these services was consistent with the industry norms and that the Fund is expected to benefit from the continued provision of the Adviser's services.

The Board also reviewed information on the performance of the Fund along with performance information of relevant securities indices and a peer group of mutual funds. This information showed that the Fund's performance was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies.

The Board also reviewed information on the Fund's advisory fee and expense ratio in comparison to a peer group of mutual funds. This information showed that the Adviser's fee and the Fund's overall expense ratio were within an acceptable range in relation to fees charged by other advisers for managing comparable mutual funds with similar strategies and such other mutual funds total expense ratio. The Board concluded that the Adviser's fees were reasonable in relation to the nature and quality of the services provided. The Board also concluded that the overall expense ratio of the Fund was reasonable, taking into account the size of the Fund, the quality of services provided, and the Fund's investment performance.

The Board also considered the costs of the services provided by the Adviser and the profits realized by the Adviser from its relationship with the Fund. The Board reviewed the Adviser's cost allocation methodology as well as the Adviser's balance sheet and schedule of revenue, expenses and operating income. Based on this information, the Board concluded that the profits realized by the Adviser were reasonable after considering the entrepreneurial and business risks incurred by the Adviser and the costs of providing investment advisory services to the Fund. The Board also considered the Fund's current advisory breakpoint levels and noted that the Fund could reach asset levels at which significant economies of scale would be realized. The Board also considered whether the Adviser receives additional compensation or benefits from its relationship with the Fund. The Trustees noted that the Adviser receives little, if any, ancillary benefits from its relationship with the Fund.

The Board also considered the Fund's and the Adviser's compliance record. The Board concluded that no events had occurred which would cause the Trustees to not approve the Fund's advisory agreement.

Based on all of the information considered and the conclusions reached, the Board approved the Fund's advisory agreement with the Adviser for an additional one-year period ending November 30, 2008. In arriving at their decision the Trustees did not identify any single matter as controlling the Board's analysis, but made their determination in light of all the circumstances.

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                   DISTRIBUTOR
                             PFPC DISTRIBUTORS, INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                               THE EASTWICK CENTER
                             8800 TINICUM BOULEVARD
                             PHILADELPHIA, PA 19153

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                                    PFPC INC.
                                  P.O. BOX 9831
                              PROVIDENCE, RI 02940
                       (WEBSITE) WWW.KALMARINVESTMENTS.COM

KL12 - 12/07



ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Nicholas A. Giordano and David D. Wakefield) are "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,783 for 2006 and $28,900 for 2007.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
         (a) of this Item are $0 for 2006 and $0 for 2007.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $5,125 for 2006 and $5,375 for 2007. The fees billed were for review by the principal accountant of the registrant's Federal and State tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant  to  its  charter,   the  Registrant's  Audit  Committee  must
         pre-approve all audit and non-audit services to be provided to the Registrant. The Audit Committee also pre-approves any non-audit services provided by the Registrant's principal accountant to Kalmar Investment Advisers.

  (e)(2) The percentage of services  described in each of paragraphs (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c)  100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2006 and $0 for 2007.

     (h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kalmar Pooled Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date   March 4, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Ford B. Draper, Jr.
                         -------------------------------------------------------
                           Ford B. Draper, Jr., Chief Executive Officer
                           (principal executive officer)

Date   March 4, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Verna E. Knowles
                         -------------------------------------------------------
                           Verna E. Knowles, Chief Financial Officer
                           (principal financial officer)

Date   March 4, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.